Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Policy charges	$ 2,065	$ 1,849	$ 1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7
Total revenues	3,729	5,117	4,456
Benefits and expenses
Interest credited to policyholder account values	1,096	1,067	1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917
Total benefits and expenses	3,860	3,776	3,757
(Loss) income before federal income taxes and noncontrolling interests	(131)	1,341	699
Federal income tax (benefit) expense	(147)	313	99
Net income	16	1,028	600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)
Net income attributable to Nationwide Life Insurance Company	$ 110	$ 1,110	$ 661